Basis of Preparation of the Financial Statements	12 Months Ended
Dec. 31, 2023
Basis Of Preparation Of Financial Statements [Abstract]
Note 2 - Basis of Preparation of the Financial Statements
Note 2 - Basis of Preparation of the Financial Statements

A.	Statement of compliance with International Financial Reporting Standards

The consolidated financial statements were prepared by ICL in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Boards (IASB).

The consolidated financial statements were authorized for issuance by the Company’s Board of Directors on March 13, 2024.

B.	Functional and presentation currency

The consolidated financial statements are presented in United States Dollars (“US Dollars”; $), which is the functional currency of the Company and have been rounded to the nearest million, except when otherwise indicated. Items included in the consolidated financial statements of the Company are measured using the currency of the primary economic environment in which the individual entity operates (“the functional currency”).

C.	Basis of measurement

The consolidated financial statements were prepared using the depreciated historical cost basis except for the following assets and liabilities: Financial instruments measured at fair value through profit or loss, investments in associates, deferred tax assets and liabilities, assets and liabilities in respect of employee benefits. For further information regarding the measurement of assets and liabilities, see Note 3.

D.	Operating cycle

The Company’s regular operating cycle is up to one year. As a result, the current assets and the current liabilities include items for which the realization is intended and anticipated to take place within one year.

E.	Reclassifications

The Company made a number of insignificant adjustments to the classification of comparative figures in order to adjust them to the manner of classification in the current financial statements. The said reclassifications have no effect on the total profit (loss).

F.	Use of estimates and judgment

The preparation of financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

The evaluation of accounting estimates used in the preparation of ICL’s Financial Statements requires the Company's management to make assumptions regarding interpretations of laws which apply to the Company, circumstances and events involving considerable uncertainty. The Company's management prepares the estimates based on past experience, various facts, external circumstances, and reasonable assumptions relating to the pertinent circumstances of each estimate. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Information about assumptions made by ICL with respect to the future and other reasons for uncertainty with respect to estimates that have a significant risk of resulting in a material adjustment to carrying amounts of assets and liabilities in future years are included in the following table:

Estimate	Principal assumptions	Possible effects	Reference
Concessions, permits and business licenses

Forecast of obtaining renewed concessions, permits and business licenses which constitute the basis for the Company's continued operations and the Company's expectations regarding the holding of the operating assets by it and / or by a subsidiary until the end of their useful lives

		Impact on the value of the operation, depreciation periods and residual values of related assets.	See Note 3 – Material Accounting Policies and Note 18 -Concessions.
Recoverable amount of a cash generating unit, among other things, containing goodwill	Expected cash-flow forecasts including estimates of mineral reserves, discount rate, market risk and the forecasted growth rate.	Change in impairment valuation.	See Note 12 - Impairment Testing.
Probability assessment of contingent and environmental liabilities including cost of waste removal/ restoration

Whether it is more likely than not that an outflow of economic resources will be required in respect of potential liabilities under the environmental protection laws and legal claims pending against ICL and the estimation of their amounts. The waste removal/ restoration obligations depend on the reliability of the estimates of future removal costs and interpretation of regulations.
		A change in the Company's estimated provisions for a claim and/or environmental liability, including waste removal and restoration.	See Note 18 - Contingent Liabilities.

G.	Changes in accounting policies

Initial application of Amendment to IAS 1, Presentation of Financial Statements

ICL adopted Disclosure of Accounting Policies (Amendment to IAS 1 and IFRS Practice Statements 2) from 1 January 2023. Although the amendments did not result in any changes to the accounting policies themselves, they did impact the disclosed accounting policy information in the financial statements, requiring the disclosure of ‘material’, rather than ‘significant’, accounting policies.

In response, management conducted a review of the accounting policies and made corresponding revisions to the information presented in Note 3, Material Accounting Policies (2022: Significant Accounting Policies) in certain instances to align with the amendments.